Financial instruments - valuation - hierarchy of liabilities (Details) - Recurring - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Level 1
Fair value of liabilities
Liabilities	£ 18,941	£ 23,717
Level 1 | Short positions
Fair value of liabilities
Liabilities	18,941	23,715
Level 1 | Derivatives
Fair value of liabilities
Liabilities		2
Level 2
Fair value of liabilities
Liabilities	184,056	215,802
Level 2 | Deposits
Fair value of liabilities
Liabilities	47,243	52,109
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	791	1,057
Level 2 | Short positions
Fair value of liabilities
Liabilities	4,886	4,796
Level 2 | Derivatives
Fair value of liabilities
Liabilities	127,709	152,886
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	2,348	3,141
Level 2 | Other deposits
Fair value of liabilities
Liabilities	212	874
Level 2 | Subordinated liabilities
Fair value of liabilities
Liabilities	867	939
Level 3
Fair value of liabilities
Liabilities	1,957	2,185
Level 3 | Deposits
Fair value of liabilities
Liabilities	377	239
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	112	50
Level 3 | Short positions
Fair value of liabilities
Liabilities		16
Level 3 | Derivatives
Fair value of liabilities
Liabilities	1,188	1,618
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	£ 280	£ 262